BUSINESS ACQUISITION (Details Narrative) ¥ in Millions					1 Months Ended	12 Months Ended
		Nov. 26, 2025 USD ($)	Sep. 29, 2025 USD ($) shares	Sep. 29, 2025 CNY (¥) shares	Sep. 30, 2025 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Goodwill		$ 7,277,374				$ 7,277,374
Revenue	[1]					30,816,535	36,672,512	$ 38,635,635
Net loss						(10,061,723)	$ (1,819,387)	$ (697,941)	[2]
Skyladder Group Limited [Member]
Business Combination [Line Items]
Equity interest acquired, percentage					100.00%
Purchase consideration		7,252,286				7,252,286
Consideration shares | shares					7,882,921
Goodwill		$ 7,277,374
Revenue						2,700,000
Net loss						$ 300,000
Skyladder Group Limited [Member] | Share Purchase Agreement [Member]
Business Combination [Line Items]
Equity interest acquired, percentage			100.00%	100.00%
Skyladder Group Limited [Member] | Purchase Agreement [Member]
Business Combination [Line Items]
Purchase consideration			$ 21,360,000	¥ 152
Consideration shares | shares			7,882,921	7,882,921

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.